UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                   ------------------

Check here if Amendment [x]; Amendment Number:
                                                   -----1-------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
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Signature, Place and Date of Signing:


           /s/ Jill Wilson               Boise, ID               10/20/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  57
                                                 --------------------

Form 13F Information Table Value Total:                $121,745
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3052    44685 SH       SOLE                    44685
Adobe Systems                  COM              00724f101      592    15000 SH       SOLE                    15000
Amdocs Ltd                     COM              G02602103     3175   115950 SH       SOLE                   115950
Anadarko Petroleum             COM              032511107     2661    54850 SH       SOLE                    54850
Archer - Daniels               COM              039483102     3955   180500 SH       SOLE                   180500
BP p.l.c                       COM              055622104     2596    51753 SH       SOLE                    51753
C.H. Robinson Worldwide        COM              12541w209      510    10000 SH       SOLE                    10000
CIT Group Inc                  COM              125581108      932   133950 SH       SOLE                   133950
CVS Caremark                   COM              126650100     2706    80400 SH       SOLE                    80400
Cadence Design                 COM              127387108      936   138500 SH       SOLE                   138500
Cardinal Health                COM              14149y108     4313    87525 SH       SOLE                    87525
ChevronTexaco Corp             COM              166764100      569     6900 SH       SOLE                     6900
Cisco Systems Inc              COM              17275r102     4864   215625 SH       SOLE                   215625
Cognizant Tech                 COM              192446102      457    20000 SH       SOLE                    20000
ConAgra                        COM              205887102     1749    89900 SH       SOLE                    89900
Dover Corp.                    COM              260003108     2172    53575 SH       SOLE                    53575
ENSCO Intl                     COM              26874Q100     2982    51745 SH       SOLE                    51745
General Dynamics               COM              369550108     3353    45550 SH       SOLE                    45550
General Electric               COM              369604103     1092    42805 SH       SOLE                    42805
Halliburton Co                 COM              406216101     3833   118350 SH       SOLE                   118350
Hewlett - Packard              COM              428236103     2853    61700 SH       SOLE                    61700
Int'l Business Mach.           COM              459200101     5090    43520 SH       SOLE                    43520
Johnson & Johnson              COM              478160104     4213    60815 SH       SOLE                    60815
L-3 Communications             COM              502424104     3412    34700 SH       SOLE                    34700
Legg Mason, Inc.               COM              524901105     1043    27400 SH       SOLE                    27400
Lowe's Companies               COM              548661107     3386   142920 SH       SOLE                   142920
MEMC Electronic Materials      COM              552715104     3448   122000 SH       SOLE                   122000
Marathon Oil                   COM              565849106     3572    89600 SH       SOLE                    89600
Microsoft                      COM              594918104     5259   197050 SH       SOLE                   197050
Pepsico Inc.                   COM              713448108     4298    60305 SH       SOLE                    60305
Procter & Gamble               COM              742718109     2920    41900 SH       SOLE                    41900
Rockwell Collins Inc           COM              774341101      962    20000 SH       SOLE                    20000
Safeway Inc.                   COM              786514208      593    25000 SH       SOLE                    25000
Southwest Airlines             COM              844741108      871    60000 SH       SOLE                    60000
Supervalu                      COM              868536103     2890   133200 SH       SOLE                   133200
Symantec                       COM              871503108      550    28100 SH       SOLE                    28100
TJX Companies Inc              COM              872540109      305    10000 SH       SOLE                    10000
Texas Instruments              COM              882508104     2635   122550 SH       SOLE                   122550
United Health Group            COM              91324P102     2400    94525 SH       SOLE                    94525
United Parcel Service          COM              911312106     3143    49980 SH       SOLE                    49980
United Technologies            COM              913017109      868    14450 SH       SOLE                    14450
Waste Management               COM              94106L109     4346   138000 SH       SOLE                   138000
Yahoo!                         COM              984332106      173    10000 SH       SOLE                    10000
Zimmer Holdings                COM              98956P102     5691    88150 SH       SOLE                    88150
Hospitality Pptys              COM              44106m102      205    10000 SH       SOLE                    10000
Bank of NY 6.875%              PRD              09656g201     1591    82150 SH       SOLE                    82150
Bear Stearns III 7.80%         PRD              07384t206      720    33500 SH       SOLE                    33500
CIT Group  6.35%               PRD              125581207      278    35900 SH       SOLE                    35900
Cap Crossing 8.50%             PRD              14007r401      178    26500 SH       SOLE                    26500
FPC Capital I 7.10%            PRD              302552203      562    26300 SH       SOLE                    26300
Harris Pref 7.375%             PRD              414567206     1073    64000 SH       SOLE                    64000
Highwoods Prop 8.0%            PRD              431284306      707    35738 SH       SOLE                    35738
Key IX 6.75%                   PRD              49327Q204     1806   216250 SH       SOLE                   216250
Key VIII 7%                    PRD              49327C205      394    45200 SH       SOLE                    45200
MBNA Corp.  8.10%              PRD              55270b201      207    10800 SH       SOLE                    10800
Repsol 7.45%                   PRD              G7513k103     1768    78650 SH       SOLE                    78650
Ryl Bk Scotland 7.25%          PRD              780097879      835    82650 SH       SOLE                    82650